SHARE-BASED COMPENSATION - Share-based compensation related to share options (Details) - USD ($)						1 Months Ended				12 Months Ended
	Nov. 29, 2019	Dec. 28, 2018	Aug. 30, 2018	Aug. 20, 2018	Jul. 06, 2018	Jul. 31, 2020	Nov. 30, 2019	Aug. 31, 2018	Jan. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Granted (in shares)										20,341,532	107,975,010	114,844,455
Share awards granted were cancelled										8,913,268	8,016,790	5,779,200
Share options granted, exercise price										$ 0.00002	$ 0.00002	$ 0.00002
Exercise of share options (in shares)										57,076,970	0	95,193,795
Modification Awards
Share-based compensation
Granted (in shares)								100,000,000
Class A Ordinary Shares
Share-based compensation
Ordinary Shares, shares issued										2,705,911,235	2,666,966,855
Exercise of share options (in shares)										35,673,269
2016 Share Awards
Share-based compensation
Vesting period									4 years
Percentage of vesting of granted share options on the first, second, third and fourth anniversary									25.00%
Options exercisable term									10 years
2018 Share Option Plan
Share-based compensation
Percentage of vesting of granted share options on the first, second, third and fourth anniversary			25.00%
Percentage of granted share options vested on the second anniversary			50.00%
Options exercisable term										10 years
Granted (in shares)				95,193,795						20,341,532
Share options granted, exercise price				$ 0.00002						$ 0.00002
Exercise of share options (in shares)	95,193,795
2018 Share Option Plan | Minimum
Share-based compensation
Options exercisable term										1 year
2018 Share Option Plan | Maximum
Share-based compensation
Options exercisable term										5 years
2018 Share Option Plan | Second anniversary
Share-based compensation
Vesting percentage										30.00%
2018 Share Option Plan | Third anniversary
Share-based compensation
Vesting percentage										30.00%
2018 Share Option Plan | Fourth anniversary
Share-based compensation
Vesting percentage										40.00%
2018 Share Option Plan | Class A Ordinary Shares
Share-based compensation
Granted (in shares)		350,225,435
2018 Beijing Lianjia Plan
Share-based compensation
Vesting period					4 years
Percentage of vesting of granted share options on the first, second, third and fourth anniversary					25.00%
Percentage of granted share options vested on the second anniversary					50.00%
Options exercisable term					10 years
Share awards granted were cancelled							32,428,930
Incremental value recognized in exchange of awards plan							$ 0
Percentage of total equity interests, maximum number of virtual shares may be issued					14.01%
Share options granted, exercise price							$ 0.00002
2020 Global Share Incentive Plan | Restricted Stock Units (RSUs) [Member]
Share-based compensation
Percentage of vesting of granted share options on the first, second, third and fourth anniversary										25.00%
Percentage of vesting of granted share options on the first and second anniversary										50.00%
Percentage of granted share options vested on the second anniversary										50.00%
Options exercisable term						10 years				5 years
Granted (in shares)						80,000,000				2,525,730
Number of shares percentage on issued and outstanding						1.00%
2020 Global Share Incentive Plan | Restricted Stock Units (RSUs) [Member] | Second anniversary
Share-based compensation
Vesting percentage										30.00%
2020 Global Share Incentive Plan | Restricted Stock Units (RSUs) [Member] | Third anniversary
Share-based compensation
Vesting percentage										30.00%
2020 Global Share Incentive Plan | Restricted Stock Units (RSUs) [Member] | Fourth anniversary
Share-based compensation
Vesting percentage										40.00%
Non-employee
Share-based compensation
Granted (in shares)											165,070